STOCK OPTIONS (Tables)	12 Months Ended
Sep. 30, 2015
Stock Options Tables
Schedule of stock option activity for employees and directors

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended September 30, 2013 through 2015:

	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2012	778,761	0.5763
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2013	778,761	0.5763
Granted	350,000	0.1770
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30,2014	1,128,761	0.4530
Granted	3,175,000	0.1400
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30,2015	4,303,761	0.2220
Number of options exercisable at September 30, 2015	1,847,511	0.3362
Number of options exercisable at September 30, 2014	684,071	0.5363

Schedule of fair value of the stock options granted Black-Scholes option valuation model

The fair value of the stock options granted in 2013 was estimated using the Black-Scholes option valuation model that used the following assumptions:

%
Dividend yield	0
Risk-free interest rate	0.32%
Expected term (years)	5
Volatility	390%

The fair value of the stock options granted in 2014 was estimated using the Black-Scholes option valuation model that used the following assumptions:

%
Dividend yield	0
Risk-free interest rate	0.88%
Expected term (years)	3
Volatility	123%-157%

The fair value of the stock options granted in 2015 was estimated using the Black-Scholes option valuation model that used the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.47%
Expected term (years)	5
Volatility	147%

Schedule of options and warrants to employees, officers and directors outstanding

The following table summarizes information about options and warrants to employees, officers and directors outstanding at September 30, 2015 under the plans:

	Options and Warrants Outstanding		Vested and Exercisable
Exercise Price	Number of Option	Weighted Average Remaining Contractual Life (Years)	Number of Option	weighted Average Exercise Price
0.01	200,000	1.65	125,000	0.01
0.14	3,175,000	4.41	793,750	0.14
0.3	50,000	1.72	50,000	0.30
0.4	50,000	1.72	50,000	0.40
0.5	50,000	1.72	50,000	0.50
0.5763	778,761	2.58	778,761	0.5763
	4,303,761	3.78	1,847,511	0.3362